Cover	Sep. 16, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2022
Entity File Number	000-55008
Entity Registrant Name	ORGANICELL REGENERATIVE MEDICINE, INC.
Entity Central Index Key	0001557376
Entity Tax Identification Number	47-4180540
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1951 NW 7th Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33136
City Area Code	(888)
Local Phone Number	963-7881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	4045 Sheridan Avenue
Entity Address, Address Line Two	Suite 239
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33140